Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2010	Mar. 31, 2011 Borrowed in the call market USD ($)	Mar. 31, 2011 Borrowed in the call market INR	Mar. 31, 2010 Borrowed in the call market INR	Mar. 31, 2011 Term borrowings from institutions/banks USD ($)	Mar. 31, 2011 Term borrowings from institutions/banks INR	Mar. 31, 2010 Term borrowings from institutions/banks INR	Mar. 31, 2011 Foreign currency borrowings USD ($)	Mar. 31, 2011 Foreign currency borrowings INR	Mar. 31, 2010 Foreign currency borrowings INR	Mar. 31, 2011 Bills rediscounted USD ($)	Mar. 31, 2011 Bills rediscounted INR	Mar. 31, 2010 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 1,721.7	76,686.7	98,165.0		$ 158.3	7,050.6	12,269.1	$ 350.4	15,609.9	22,942.7	$ 1,046.2	46,598.6	22,953.2	$ 166.8	7,427.6	40,000.0
Weighted average interest rate	5.30%	5.30%		3.60%
Maximum amount outstanding	2,786.1	124,092.8	141,802.3
Average amount outstanding	$ 1,887.9	84,086.3	61,493.4